West Loop Realty Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 93.8%
	REAL ESTATE — 93.8%
	REITS-CELL TOWERS — 13.2%
15,200	Crown Castle International Corp. - REIT	$2,034,368
5,600	SBA Communications Corp. - REIT	1,461,992
		3,496,360
	REITS-DATA CENTERS — 9.0%
11,000	Digital Realty Trust, Inc. - REIT	1,081,410
1,800	Equinix, Inc. - REIT	1,297,872
		2,379,282
	REITS-DIVERSIFIED — 2.8%
40,000	Alexander & Baldwin, Inc. - REIT	756,400
	REITS-HEALTH CARE — 11.6%
30,000	Ventas, Inc. - REIT	1,300,500
25,000	Welltower, Inc. - REIT	1,792,250
		3,092,750
	REITS-INDUSTRIAL — 18.6%
27,000	Americold Realty Trust - REIT	768,150
5,550	EastGroup Properties, Inc. - REIT	917,526
34,000	Plymouth Industrial REIT, Inc. - REIT	714,340
20,500	Prologis, Inc. - REIT	2,557,785
		4,957,801
	REITS-RESIDENTIAL — 21.7%
35,000	American Homes 4 Rent - REIT	1,100,750
6,000	AvalonBay Communities, Inc. - REIT	1,008,360
4,500	Camden Property Trust - REIT	471,780
9,000	Equity Residential - REIT	540,000
49,000	Invitation Homes, Inc. - REIT	1,530,270
8,000	Sun Communities, Inc. - REIT	1,127,040
		5,778,200
	REITS-SHOPPING CENTERS — 7.9%
32,000	CTO Realty Growth, Inc. - REIT	552,320
33,000	InvenTrust Properties Corp. - REIT	772,200
63,500	SITE Centers Corp. - REIT	779,780
		2,104,300

West Loop Realty Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	REAL ESTATE (Continued)
	REITS-STORAGE — 9.0%
9,000	Life Storage, Inc. - REIT	$1,179,810
4,000	Public Storage, Inc. - REIT	1,208,560
		2,388,370
	TOTAL COMMON STOCKS
	(Cost $19,687,619)	24,953,463

Principal Amount
	SHORT-TERM INVESTMENTS — 6.1%
$1,614,228	UMB Bank Demand Deposit, 0.01%[1]	1,614,228
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,614,228)	1,614,228
	TOTAL INVESTMENTS — 99.9%
	(Cost $21,301,847)	26,567,691
	Other Assets in Excess of Liabilities — 0.1%	33,128
	TOTAL NET ASSETS — 100.0%	$26,600,819

REIT – Real Estate Investment Trusts

[1]The rate is the annualized seven-day yield at period end.